Share-based Compensation	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Share-Based Compensation
Note 10. Share-based Compensation
We use equity-based compensation programs to provide long-term performance incentives for our employees. These incentives consist primarily of stock options and RSUs. In December 2008, we adopted the MEI Pharma, Inc. 2008 Stock Omnibus Equity Compensation Plan (“Omnibus Plan”), as amended and restated from time-to-time,
under
which
1,450,740
shares of common stock are authorized for issuance. The Omnibus Plan provides for the grant of options and/or other stock-based or stock-denominated awards to our non-employee
directors, officers, and employees. In January 2023, our stockholders approved the increase of

400,000
additional shares available for future grant under the Omnibus Plan. As of March 31, 2023, there were
583,468
shares available for future grant under the Omnibus Plan.
In May 2021, we adopted the 2021 Inducement Plan (“Inducement Plan”), under which

125,000
shares of common stock are authorized for issuance. The Inducement Plan is intended to assist us in attracting and retaining selected individuals to serve as employees who are expected to contribute to our success, by providing an inducement for such individuals to enter into employment with us, and to achieve long-term objectives that will benefit our stockholders. As of March 31, 2023, there were 25,185 shares available for future grant under the Inducement Plan.

Total share-based compensation expense for all stock awards consisted of the following for the periods presented (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022

Research and development	$374	$1,118	$1,224	$2,398
General and administrative	544	1,719	2,066	5,302

Total share-based compensation expense	$918	$2,837	$3,290	$7,700

Stock Options
Stock options granted to employees vest
25
% one year from the date of grant and ratably each month thereafter for a period of
36
months and expire ten years from the date of grant.
Stock options granted to directors vest ratably each month for a period of
12
months from the date of grant and expire
ten years
from the date of grant. Of the total options outstanding of
1,252,931
as
of March 31, 2023
,
1,153,116
were granted under the Omnibus Plan and
99,815
were granted under the Inducement Plan.
A summary of our stock option activity and related data follows:

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 30, 2022	996,700	$57.00
Granted	462,201	10.66
Expired	(7,834)	52.62
Forfeited/Cancelled	(198,136)	40.37

Outstanding at March 31, 2023	1,252,931	42.56	7.5	$—

Vested and exercisable at March 31, 2023	664,330	56.70	6.2	$—

As of March 31, 2023, the aggregate intrinsic value of outstanding options was calculated as the difference between the exercise price of the underlying options and the closing price of our common stock of
$
4.58
on that date.
Unrecognized compensation expense related to
non-vested
stock options totaled $
3.9

million as of March 31, 2023. Such compensation expense is expected to be recognized over a weighted average period of
1.5
years. As of March 31, 2023, we expect all options to vest.
We use the Black-Scholes valuation model to estimate the grant date fair value of stock options. To calculate these fair values, the following weighted average assumptions were used for the periods presented:

	Nine Months Ended March 31,
	2023	2022

Risk-free interest rate	2.9%	1.2%
Expected life (years)	6.0	6.0
Expected volatility	84.1%	68.8%
Dividend yield	0.0%	0.0%
Weighted average grant date fair value	$7.71	$33.00

Restricted Stock Units
A summary of our RSU activity and related data for the nine months ended March 31, 2023 was as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Non-vested at June 30, 2022	9,220	$69.80
Vested	(9,220)	$69.80

Non-vested at March 31, 2023	—	$—

Note 9. Share-Based Compensation
We use equity-based compensation programs to provide long-term performance incentives for our employees. These incentives consist primarily of stock options and RSUs. In December 2008, we adopted the MEI Pharma, Inc. 2008 Stock Omnibus Equity Compensation Plan (the “Omnibus Plan”), as amended and restated from time to time, under which 1,450,740 shares of common stock are authorized for issuance. The Omnibus Plan provides for the grant of options and/or other stock-based or stock-denominated awards to our non-employee
directors, officers, employees and advisors. As of June 30, 2022, there were 457,733 shares available for future grant under the Omnibus Plan.
In May 2021, we adopted the 2021 Inducement Plan (“Inducement Plan”), under which 125,000 shares of common stock are authorized for issuance. The Inducement Plan is intended to assist us in attracting and retaining selected individuals to serve as employees who are expected to contribute to our success, by providing an inducement for such individuals to enter into employment with us, and to achieve long-term objectives that will benefit stockholders of the Company. As of June 30, 2022, there were 7,150 shares available for future grant under the Inducement Plan.

Total share-based compensation expense for all stock awards consists of the following, in thousands:

	Years Ended June 30,
	2022	2021	2020
Research and development	$2,610	$4,144	$2,777
General and administrative	5,740	6,101	4,024

Total share-based compensation	$8,350	$10,245	$6,801

Stock Options
Stock options granted to employees vest 25% one year from the date of grant and ratably each month thereafter for a period of 36 months and expire ten years from the date of grant. Stock options granted to directors vest ratably each month for a period of 12 months from the date of grant and expire ten years from the date of grant. As of June 30, 2022, there were a total of 996,700 options outstanding. Of the total outstanding options, 878,850 were granted under the Omnibus Plan and 117,850 were granted under the Inducement Plan.
A summary of our stock option activity and related data follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 30, 2021	833,427	$60.20
Granted	356,237	$51.40
Exercised	(17,428)	$32.80
Forfeited	(175,536)	$63.00

Outstanding at June 30, 2022	996,700	$57.00	7.4	$50,600

Vested and exercisable at June 30, 2022	542,232	$59.00	6.2	$—

As of June 30, 2022, the aggregate intrinsic value of outstanding options is calculated as the difference between the exercise price of the underlying options and the closing price of our common stock of $12.20 on that date. The total fair value of options that vested during the years ended June 30, 2022, 2021 and 2020 was $9.0 million, $6.4 million and $5.4 million, respectively.
Unrecognized compensation expense related to
non-vested
stock options totaled $6.6 million as of June 30, 2022. Such compensation expense is expected to be recognized over a weighted-average period of 1.7 years. As of June 30, 2022, we expect all outstanding options to vest.
We use a Black-Scholes valuation model to estimate the grant date fair value of stock options. To calculate these fair values, the following weighted-average assumptions were used:

	Years Ended June 30,
	2022	2021	2020
Risk-free interest rate	1.3%	0.5%	1.7%
Expected life (years)	6.0	6.0	6.0
Expected volatility	69.6%	80.1%	74.1%
Dividend yield	0.0%	0.0%	0.0%
Weighted-average grant date fair value	$31.40	$46.00	$32.80

Restricted Stock Units
A summary of our RSU activity and related data follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Non-vested at June 30, 2021	20,033	$69.80
Vested	(6,500)	$69.80
Forfeited	(4,313)	$69.80

Non-vested at June 30, 2022	9,220	$69.80

Each RSU represents the contingent right to receive one share of our common stock. Under the terms of the Omnibus Plan, each of the RSUs is calculated as 1.25 shares of common stock for purposes of determining the number of shares available for future grant. As of June 30, 2022, unrecognized compensation expense related to the unvested portion of our RSUs was de minimis.

Infinity Pharmaceuticals Inc [Member]
Share-Based Compensation
5. Stock-Based Compensation
Total stock-based compensation expense related to all equity awards for the three months ended March 31, 2023 and 2022 was composed of the following:

	Three Months Ended March 31,
	2023	2022
	(in thousands)
Research and development	$403	$275
General and administrative	1,371	592

Total stock-based compensation expense	$1,774	$867

As of March 31, 2023, we had approximately $6.0 million of total unrecognized compensation cost related to unvested common stock options, restricted stock units and awards under our 2013 Employee Stock Purchase Plan, which is expected to be recognized over a weighted-average period of 1.9 years.
During the three months ended March 31, 2023, our board of directors approved a strategic restructuring of the Company. As a result of the restructuring activities, the vesting conditions for several outstanding equity awards were accelerated, which resulted in additional stock-based compensation expense being recognized during the period. For the three months ended March 31, 2023, the stock-based compensation expense above includes $0.8 million of expense directly related to the restructuring activities. See Note 13 for further discussion of the strategic restructuring.
Stock Options
No options were granted during the three months ended March 31, 2023. During the three months ended March 31, 2022, we granted options to purchase 2,082,324 shares of our common stock at a weighted average fair value of $1.26 per share and a weighted average exercise price of $1.54 per share. For the three months ended March 31, 2023 and 2022, the fair values were estimated using the Black-Scholes valuation model using the following weighted-average assumptions:

	Three Months Ended March 31,
	2023	2022
Risk-free interest rate	—	1.6%
Expected annual dividend yield	—	—
Expected stock price volatility	—	106.2%
Expected term of options	—	6.0 years
Restricted Stock Units
From time to time, we grant restricted stock units (“RSUs”) to employees. RSUs awarded to employees contain a mix of service and performance conditions. Stock-based compensation expense related to RSUs with service conditions is recognized on a straight-line basis over the requisite service period of the award, which is generally equal to the vesting period of the award. Stock-based compensation expense related to RSUs with performance conditions is recognized when it is deemed probable that the performance condition will be met. The fair value of RSUs awarded is estimated to be equal to the closing price of our common stock on the date of grant. No RSUs were granted during the three months ended March 31, 2023 and 2022.
During the three months ended March 31, 2023, we recognized $0.5 million in stock-based compensation expense related to RSUs with performance conditions. During the three months ended March 31, 2022, we did not recognize any stock-based compensation expense related to RSUs with performance conditions.

3. Stock-Based Compensation
Under each of the stock incentive plans described below, stock option awards made to new employees upon commencement of employment typically provide for vesting of 25% of the shares underlying the award at the end of the first year of service with the remaining 75% of the shares underlying the award vesting ratably on a monthly basis over the following three-year period subject to continued service. Annual grants to existing employees typically provide for ratable vesting over specified periods determined by the board of directors. In addition, under each plan, all options granted expire no later than ten years after the date of grant.
2019 Equity Incentive Plan
Our 2019 Equity Incentive Plan, or the 2019 Plan, was approved by our stockholders in June 2019. The 2019 Plan provides for the grant of incentive stock options intended to qualify under Section 422 of the Internal

Revenue Code of 1986, as amended, or IRC, as well as nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based and cash-based awards. Up to 12,531,009 shares of our common stock may be issued pursuant to awards granted under the 2019 Plan, plus an additional amount of our common stock underlying awards issued under the 2010 Stock Incentive Plan, or the 2010 Plan, that expire or are canceled without the holders receiving any shares under those awards. As of December 31, 2022, an aggregate of 7,744,676 shares of our common stock were reserved for issuance upon the vesting or exercise of outstanding awards, and up to 2,564,077 shares of common stock may be issued pursuant to awards granted under the 2019 Plan.
2010 Stock Incentive Plan
The 2010 Plan provided for the grant of incentive stock options under the IRC, as well as nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based and cash-based awards. As of December 31, 2022, an aggregate of 6,309,021 shares of our common stock were reserved for issuance upon the exercise of outstanding awards granted under the 2010 Plan. The 2010 Plan was terminated upon approval of the 2019 Plan; therefore, no further grants may be made under the 2010 Plan.
2013 Employee Stock Purchase Plan
Our ESPP permits eligible employees to purchase shares of our common stock at a discount and consists of consecutive, overlapping
24-month
offering periods, each consisting of four
six-month
purchase periods. On the first day of each offering period, each employee who is enrolled in the ESPP will automatically receive an option to purchase up to a whole number of shares of our common stock. The purchase price of each of the shares purchased, in a given purchase period, will be equal to 85% of the closing price of a share of our common stock, on the first day of the offering period or the last day of the purchase period, whichever is lower. During the year ended December 31, 2022, 111,155 shares of common stock were purchased for total proceeds of approximately $0.1 million. During the year ended December 31, 2021, 57,561 shares of common stock were purchased for total proceeds of approximately $0.1 million.
Compensation Expense
Total stock-based compensation expense related to all equity awards was comprised of the following:

	Year Ended December 31,
	2022	2021
	(in thousands)
Research and development	$1,291	$830
General and administrative	2,330	1,865

Total stock-based compensation expense	$3,621	$2,695

As of December 31, 2022, we had approximately $8.1 million of total unrecognized compensation cost related to unvested common stock options, restricted stock units and awards under our ESPP, which are expected to be recognized over a weighted-average period of two years.

Stock Options
We estimate the fair value of stock options at the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	December 31,
	2022	2021
Risk-free interest rate	2.1%	0.9%
Expected annual dividend yield	—	—
Expected stock price volatility	105.0%	106.3%
Expected term of options	5.9 years	5.9 years
The valuation assumptions were determined as follows:

•	Risk-free interest rate: The yield on zero-coupon U.S. Treasury securities for a period that was commensurate with the expected term of the awards.

•	Expected annual dividend yield: The estimate for annual dividends was zero because we have not historically paid a dividend and do not intend to do so in the foreseeable future.

•	Expected stock price volatility: We determined the expected volatility by using our available implied and historical price information.

•
Expected term of options:
The expected term of the awards represents the period of time that the awards were expected to be outstanding. We use the simplified method to estimate expected term as we do not have sufficient historical exercise data to provide a reasonable basis on which to estimate the expected term. Under this method, the expected life equals the average of the vesting term and the original contractual term of the option.

A summary of our stock option activity for the year ended December 31, 2022 is as follows:

	Stock Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2022	12,689,439	$3.53
Granted	2,886,324	1.36
Exercised	(17,708)	0.83
Forfeited	(238,129)	1.46
Expired	(656,229)	8.30

Outstanding at December 31, 2022	14,663,697	$2.93	6.3	$—

Exercisable at December 31, 2022	10,903,188	$3.33	5.6	$—

The weighted-average fair value per share of options granted during the years ended December 31, 2022 and 2021 was $1.10 and $2.69, respectively.
The aggregate intrinsic value of options outstanding at December 31, 2022 was calculated based on the positive difference, if any, between the closing fair market value of our common stock on December 31, 2022 and the exercise price of the underlying options.
The aggregate intrinsic value of options exercised during the year ended December 31, 2022 was nominal. The aggregate intrinsic value of options exercised during the year ended December 31, 2021 was $0.8 million.

No related income tax benefits were recorded during the years ended December 31, 2022 or 2021.
We settle employee stock option exercises with newly issued shares of our common stock.
Restricted Stock Units
A summary of our RSU activity for the year ended December 31, 2022 is as follows:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value per Unit
Outstanding, non-vested at January 1, 2022	50,000	$2.93
Granted	2,950,483	1.08
Vested	(50,000)	2.93
Forfeited	(10,667)	1.08

Outstanding, non-vested at December 31, 2022	2,939,816	$1.08

The total fair value of RSUs vested during the year ended December 31, 2022 was nominal. No RSUs vested during the year ended December 31, 2021.